Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Detail) - Common Share [member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Final dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend		(32,874)	(21,954)
Share buyback program		32,874	21,954
Interim dividend [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	(22,947)	(35,370)	(24,134)
Share buyback program	24,029	43,150	24,134